CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
NON-CURRENT ASSETS [abstract]
Property, plant and equipment	¥ 395,868		$ 60,844	¥ 432,465
Intangible assets	15,070		2,316	16,644
Investments in associates	4,067		625	3,695
Investment in a joint venture	25,079		3,855	26,300
Equity investments	3,540		544	4,266
Deferred tax assets	25,509		3,921	24,844
Other non-current assets	9,248		1,421	7,422
Total non-current assets	478,381		73,526	515,636
CURRENT ASSETS [abstract]
Inventories and supplies	7,354		1,130	8,709
Trade receivables	8,386		1,289	10,199
Due from related companies	12,914		1,985	13,263
Derivative financial assets	0		0	428
Equity investments	14		2	15
Other financial assets	74,344		11,426	52,889
Other current assets	7,874		1,211	5,977
Time deposits with maturity over three months	15,380		2,364	16,830
Cash and cash equivalents	12,572		1,932	13,735
Total current assets	138,838		21,339	122,045
CURRENT LIABILITIES [abstract]
Loans and borrowings	9,360		1,439	14,867
Borrowings from the parent company	4,532	[1]	697	4,811	[1]
Trade and accrued payables	10,062		1,547	10,254
Due to the parent company	193		30	215
Due to related companies	16,651		2,559	15,091
Derivative financial liabilities	0		0	426
Other payables and accrued liabilities	13,913		2,137	14,651
Taxes payable	6,701		1,030	6,775
Total current liabilities	61,412		9,439	67,090
NET CURRENT ASSETS	77,426		11,900	54,955
TOTAL ASSETS LESS CURRENT LIABILITIES	555,807		85,426	570,591
NON-CURRENT LIABILITIES [abstract]
Loans and borrowings	118,358		18,191	130,798
Provision for dismantlement	52,893		8,130	50,426
Deferred tax liabilities	3,303		508	5,670
Other non-current liabilities	1,278		196	1,326
Total non-current liabilities	175,832		27,025	188,220
Net assets	379,975		58,401	382,371
Equity attributable to owners of the parent
Issued capital	43,081		6,621	43,081
Reserves	336,894		51,780	339,290
Total equity	¥ 379,975		$ 58,401	¥ 382,371

[1]	In September 2014, CNOOC provided CNOOC International Limited, a wholly-owned subsidiary of the Company a five-year uncommitted revolving loan facility for general purposes, with the principal amount of US$135 million of 0.95% per annum. As at December 31, 2017, the withdrawal amount of the loan was US$130 million (December 31, 2016: US$130 million); In December 2014, CNOOC provided the Company a five-year uncommitted revolving loan facility for general purposes, with the principal amount of US$600 million of 0.95% per annum. As at December 31, 2017, the withdrawal amount of the loan was US$564 million (December 31, 2016: US$564 million).